Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Financial Information By Segment	The following tables are a presentation of financial information by segment for the periods indicated (in thousands), and have been restated to reflect the new segment structure, as described in Note 1 - Organization and Description of Business:

	For the year ended December 31, 2022
	Successor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain (loss) on sale and other income from loans held for sale, net	$367	$(6,298)	$(5,931)	$—	$—	$(5,931)
Net fair value gains (losses) on loans and related obligations	283,808	(195,231)	88,577	—	912	89,489
Fee income	15,526	66,761	82,287	27,578	(28,050)	81,815
Net interest expense
Interest income	43	5,319	5,362	676	—	6,038
Interest expense	(54)	(90,926)	(90,980)	(27,669)	—	(118,649)
Net interest expense	(11)	(85,607)	(85,618)	(26,993)	—	(112,611)
Total revenues	299,690	(220,375)	79,315	585	(27,138)	52,762
Total expenses	182,287	124,060	306,347	139,014	(27,135)	418,226
Impairment of intangibles and other assets	(3,500)	(3,800)	(7,300)	(2,228)		(9,528)
Other, net	3,290	860	4,150	27,839	3	31,992
Net income (loss) before taxes	$117,193	$(347,375)	$(230,182)	$(112,818)	$—	$(343,000)

Depreciation and amortization	$38,654	$319	$38,973	$3,055	$—	$42,028
Total assets	$297,361	$20,185,979	$20,483,340	$1,610,355	$(1,534,400)	$20,559,295

	For the nine months ended December 31, 2021
	Successor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain (loss) on sale and other income from loans held for sale, net	$(4,150)	$39,950	$35,800	$—	$—	$35,800
Net fair value gains (losses) on loans and related obligations	317,138	(30,738)	286,400	—	4,621	291,021
Fee income	11,220	30,455	41,675	25,243	(25,232)	41,686
Net interest income (expense)
Interest income	1,031	1,027	2,058	276	—	2,334
Interest expense	(364)	(52,625)	(52,989)	(20,243)	—	(73,232)
Net interest income (expense)	667	(51,598)	(50,931)	(19,967)	—	(70,898)
Total revenues	324,875	(11,931)	312,944	5,276	(20,611)	297,609
Total expenses	137,872	92,197	230,069	101,005	(26,543)	304,531
Impairment of goodwill and intangible assets	(413,868)	(11,909)	(425,777)	—		(425,777)
Other, net	248	1,170	1,418	15,198	(5,932)	10,684
Net loss before taxes	$(226,617)	$(114,867)	$(341,484)	$(80,531)	$—	$(422,015)

Depreciation and amortization	$29,019	$132	$29,151	$1,425	$—	$30,576
Total assets	$368,927	$18,974,389	$19,343,316	$1,083,412	$(957,353)	$19,469,375

	For the three months ended March 31, 2021
	Predecessor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain on sale and other income from loans held for sale, net	$—	$5,065	$5,065	$—	$—	$5,065
Net fair value gains on loans and related obligations	68,449	2,750	71,199	—	(1)	71,198
Fee income	524	36,191	36,715	7,936	(8,104)	36,547
Net interest expense
Interest income	—	138	138	12	—	150
Interest expense	—	(14,954)	(14,954)	(7,756)	—	(22,710)
Net interest expense	—	(14,816)	(14,816)	(7,744)	—	(22,560)
Total revenues	68,973	29,190	98,163	192	(8,105)	90,250
Total expenses	23,693	24,406	48,099	27,746	(8,613)	67,232
Other, net	34	895	929	(9,464)	(508)	(9,043)
Net income (loss) before taxes	$45,314	$5,679	$50,993	$(37,018)	$—	$13,975

Depreciation and amortization	$151	$146	$297	$474	$—	$771
Total assets	$35,861	$17,378,088	$17,413,949	$385,370	$(326,313)	$17,473,006

	For the year ended December 31, 2020
	Predecessor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain on sale and other income from loans held for sale, net	$—	$10,192	$10,192	$—	$—	$10,192
Net fair value gains on loans and related obligations	192,257	103,872	296,129	—	(2)	296,127
Fee income	1,837	28,002	29,839	25,392	(22,701)	32,530
Net interest expense
Interest income	—	714	714	15	—	729
Interest expense	—	(73,877)	(73,877)	(8,946)	(132)	(82,955)
Net interest expense	—	(73,163)	(73,163)	(8,931)	(132)	(82,226)
Total revenues	194,094	68,903	262,997	16,461	(22,835)	256,623
Total expenses	87,219	90,854	178,073	80,106	(22,835)	235,344
Other, net	—	—	—	(6,131)	—	(6,131)
Net income (loss) before taxes	$106,875	$(21,951)	$84,924	$(69,776)	$—	$15,148

Depreciation and amortization	$897	$130	$1,027	$1,985	$—	$3,012
Total assets	$25,841	$16,895,820	$16,921,661	$88,638	$—	$17,010,299